SECURITISATIONS AND COVERED BONDS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Securitisations Programmes And Transactions [Abstract]
Schedule of Securitisation and Covered Bond Programmes

	2021		2020
	Loans and advances securitised	Notes in issue	Loans and advances securitised	Notes in issue
	£m	£m	£m	£m
Securitisation programmes
UK residential mortgages	18,300	16,214	23,984	21,640
Commercial loans	388	1,839	2,884	4,004
Credit card receivables	11,615	8,474	5,890	4,340
Motor vehicle finance	235	251	1,826	1,915
Dutch residential mortgages	427	448	—	—
	30,965	27,226	34,584	31,899
Less held by the Group		(23,521)		(27,418)
Total securitisation programmes (notes 23 and 24)[1]		3,705		4,481
Covered bond programmes
Residential mortgage-backed	35,896	16,907	33,980	23,477
Social housing loan-backed	833	500	980	600
	36,729	17,407	34,960	24,077
Less held by the Group		—		(100)
Total covered bond programmes (note 24)		17,407		23,977
Total securitisation and covered bond programmes		21,112		28,458
1Includes £33 million (2020: £45 million) of securitisation notes held at fair value through profit or loss.